Note 19 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options -
December 31, 2022	3,053,000	$94.30
Granted	815,000	106.75
Exercised	(600,500)	70.04
Forfeited	(25,250)	119.82
Shares issuable under options -
December 31, 2023	3,242,250	$101.73
Granted	698,600	151.34
Exercised	(581,800)	77.50
Forfeited	(47,250)	107.03
Shares issuable under options -
December 31, 2024	3,311,800	$116.37	3.1	$77,229
Options exercisable - December 31, 2024	989,086	$93.63	2.2	$41,879

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2024	2023

Number of options exercised	581,800	600,500

Aggregate fair value	$77,847	$68,629
Intrinsic value	32,758	26,571
Amount of cash received	45,089	42,058

Tax benefit recognized	$1,051	$131

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2024	2023

Risk free rate	4.1%	4.9%
Expected life in years	4.75	4.75
Expected volatility	43.1%	42.3%
Dividend yield	0.2%	0.3%

Weighted average fair value per option granted	$63.19	$44.78
As at December 31,
2024

Risk free rate	4.3%
Discount rate	5.8%
Expected volatility	32.5%
Expected life in years	4.00
Dividend yield	0.2%